J.P. Morgan Institutional Service
                       Tax Exempt Money Market Fund

                             Annual Report
                            November 30, 2000

LETTER TO THE SHAREHOLDERS
--------------------------------------------------------------------------------

January 8, 2001

Dear Shareholder,

    We are pleased to report that the J.P. Morgan Institutional Service Tax Exempt Money Market Fund was competitive with its peer group, as measured by the Lipper Institutional Tax Exempt Money Market Funds Average, for the 12 months ended November 30, 2000. The Fund provided a total return of 3.68% for the fiscal year, while its peer group had a return of 3.79%.

    The Fund maintained a stable net asset value of $1.00 throughout the fiscal year. On November 30, 2000, the net assets of the Fund were approximately $40 million, while the net assets of the Tax Exempt Money Market Portfolio, in which the Fund invests, amounted to approximately $3.1 billion. During the fiscal year, dividends of approximately $0.04 per share were paid from ordinary income, all of which is exempt from federal income tax.

    On the pages that follow, The Tax Exempt Money Market Portfolio's lead portfolio manager, Abigail J. Feder, discusses the fixed-income market in detail. Abigail explains the factors that influenced investment performance during the fiscal year, and provides insight in regard to positioning the Portfolio for the coming months.

    As chairman and president of Asset Management Services, we appreciate your investment in the Fund. If you have any comments or questions, please contact your Morgan representative, or call J.P. Morgan Funds Services at (800) 766-7722.

Sincerely yours,

/signature/                             /signature/

Ramon de Oliveira                       Keith M. Schappert
Chairman of Asset Management Services   President of Asset Management Services
J.P. Morgan & Co. Incorporated          J.P. Morgan & Co. Incorporated

TABLE OF CONTENTS
--------------------------------------------------------------------------------

Letter to the Shareholders                                                    1
Fund Performance                                                              2
Portfolio Manager Q&A                                                         3
Fund Facts & Highlights                                                       5
Financial Statements                                                          6

FUND PERFORMANCE
--------------------------------------------------------------------------------

EXAMINING PERFORMANCE

    One way to look at performance is to review a fund's average annual total return. This calculation takes the Fund's actual return and shows what would have happened if the Fund had achieved that return by performing at a constant rate each year. Average annual total returns represent the average yearly change of a fund's value over various time periods, typically one, five, and ten years, (or since inception).

PERFORMANCE

                                                             TOTAL                AVERAGE ANNUAL
                                                            RETURNS               TOTAL RETURN
                                                          ------------  ----------------------------------
                                                              ONE         THREE        FIVE         TEN
                                                             YEAR         YEARS        YEARS        YEARS

AS OF NOVEMBER 30, 2000
J.P. Morgan Institutional Service Tax Exempt Money
   Market Fund                                              3.68%             3.35%      3.29%       3.15%
Lipper Institutional Tax Exempt Money Market
   Funds Average**                                          3.79%             3.31%      3.31%       3.21%

AS OF SEPTEMBER 30, 2000
J.P. Morgan Institutional Service Tax Exempt Money
   Market Fund                                              3.54%             3.31%      3.27%       3.18%
Lipper Institutional Tax Exempt Money Market
   Funds Average**                                          3.64%             3.28%      3.29%       3.23%

* The Fund commenced operations on November 4, 1997. Performance prior to November 4, 1997 is the performance of the J.P. Morgan Tax Exempt Money Market Fund, a separate feeder fund investing in the same master portfolio, which had a lower expense ratio.

** Describes the average annual total return for all funds in the indicated Lipper category, as defined by Lipper Inc., and does not take into account applicable sales charges. Lipper Analytical Services, Inc. is a leading source for mutual fund data.

  Past performance is no guarantee of future results. Fund returns are net of fees and assume the reinvestment of distributions, and reflect reimbursement of certain fund and portfolio expenses as described in the prospectus. Had these expenses not been subsidized returns would have been lower. The 7-day yield more closely reflects the current earnings of the money market fund than the total return quotation.

PORTFOLIO MANAGER Q&A
--------------------------------------------------------------------------------

[photo of Abigal J. Feder]

    The following is an interview with ABIGAIL J. FEDER, vice president and member of the portfolio management team for The Tax Exempt Money Market Portfolio, in which the Fund invests. Abigail is head of the short-term and tax aware product group, and specializes in short-term taxable and tax-aware fixed income strategies. She became a J.P. Morgan Investment Management employee in 2000, after 14 years with Morgan Stanley Dean Witter Investment Management
(MSDW) where she was responsible for managing short-term fixed income portfolios. Within this capacity, she managed both taxable and tax-aware portfolios, investing in a broad range of fixed income instruments across much of the yield curve. She was a senior member of the MSDW corporate team representing the asset-backed security sector. Prior to her work as a portfolio manager, she held an analyst position within Morgan Stanley's investment banking division. Abigail holds a B.A. from Vassar College. This interview was conducted on December 11, 2000, and represents Abigail's views on that date.

WHAT HAPPENED IN THE TAX-EXEMPT BOND MARKET FOR THE YEAR ENDED NOVEMBER 30,
2000?

    Yields in the municipal money market sector were volatile near the end of 1999 as risk-averse dealers sold down their inventories, and were reluctant to hold large positions over year-end. In both the taxable and tax-exempt markets, many issuers pushed up issuance and extended maturities out into late January/early February to avoid potential year-end complications. The Federal Reserve interest rate increase in November pushed short-term tax-exempt yields higher in sympathy with their taxable counterparts. In addition, concerns that Y2K might affect the availability of investments over the year-end caused a great deal of speculation and positioning leading up to December 31, 1999.

    During the first few months of 2000, the explosive combination of very strong economic growth, the continued tightening of monetary policy by the Federal Reserve, and the U.S. Treasury's announcement that it would begin repurchasing outstanding long Treasury bonds wreaked havoc in the fixed income markets. Despite the inversion in the Treasury yield curve, the AAA tax-exempt yield curve remained upwardly sloped, albeit slightly flatter than in December. Variable rate demand notes were relatively expensive because January coupon-related buying was prolonged into the beginning of the calendar year by lower note and derivative issuance.

    In April, investors sold securities to meet income tax obligations, causing larger than expected redemptions in the municipal market. The increased supply caused yields--particularly for variable municipals--to widen dramatically. Furthermore, investors were slower to come back to the market than they had been in previous years. By the end of June, and continuing through July, the municipal sector became introspective as rates dropped as much as two percentage points. Most state and local governments have June fiscal year ends; laws prohibit these entities from having their short-term notes mature over the fiscal year end. Therefore, the market experiences a significant decrease in notes outstanding each June. Once June was over, the supply began to build again as governments reissued notes. As usual, the summer activity culminated in August when the state of Texas issued its tax and revenue notes in the amount of $3.9 billion, helping liquidity in the market.

    September, often a difficult month for municipals, had a more intense imbalance in supply and demand than history dictated as corporations took more money out of the tax-exempt market to pay taxes. In response, interest rates on variable securities increased radically. Eventually, daily variables peaked at 6.2% and weeklies at 5.7%. A month later, yields dropped to more normal levels with dailies falling 1.5% to 4.7%. In November, the municipal bond market's supply/demand dynamics improved and liquidity became much better.

HOW DID YOU MANAGE THE PORTFOLIO DURING THE YEAR?

    We sought to maximize yield while insuring liquidity within the tax-exempt market's seasonal

PORTFOLIO MANAGER Q&A
--------------------------------------------------------------------------------
                                                                    (Continued)

fluctuations of supply and demand. The supply of securities in the municipal money market sector follows a certain pattern, causing ebb and flow based largely on investor demand and the available supply. This in turn causes volatility in short municipal rates. We managed the portfolio throughout the year to take advantage of attractive yields in different portions of the curve, and to position the Portfolio with the appropriate weighted average maturity-- all while providing investors adequate liquidity. At the beginning of the fiscal year, the Portfolio held approximately 60% of its assets in variable rate securities to insure that we had adequate liquidity as we entered Y2K. This was a period during which variable rate securities were extremely attractive and thus an added benefit for our investors.

    As 2000 unfolded, we looked for opportunities to lock in yield further out on the money market curve, and to migrate to a longer weighted average maturity
(WAM). April arrived with considerable outflows in municipal securities--creating a sizeable increase in variable rates and inverting the curve. We positioned the Portfolio to take advantage of the inversion through the end of the month and into May. The majority of our tax-exempt note positions matured in late June, leading us to reduce both the allocation to notes and the weighted average maturity of the Portfolio. Not until August, when the state of Texas issued $3.9 billion in tax and revenue notes, did we find opportunities to position the portfolio with a longer WAM. In September, when variable rate securities were very inexpensive, we took advantage of the opportunity to add value by increasing our allocation to this sector.

    We continued to increase the maturity of the Portfolio toward the end of the fiscal year so we would be well-positioned to take advantage of the drop in variable rates. We ended November with 18% allocated to notes, and 11% in tax-exempt commercial paper. With more than 20% of the Portfolio locked into issues with fixed interest rates, we are cushioned from some of the volatility in the prices of variable securities, which have their coupons reset on a daily or weekly basis.

WHAT IS THE OUTLOOK FOR THE NEXT FEW MONTHS?

    We expect the usual patterns of supply and demand to continue. Rates typically drop at the start of a new year, and we plan to extend the Portfolio as we find opportunity. Currently, we have a weighted average maturity of 40 days, leaving us room to roll down the curve and still hold onto attractive yields.

FUND FACTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

    J.P. Morgan Institutional Service Tax Exempt Money Market Fund seeks to maximize current income that is exempt from federal income tax consistent with the preservation of capital and same-day liquidity. It is designed for investors who seek to preserve capital and earn current income exempt from federal income tax.

--------------------------------------------------------------------------------
    Inception Date:  11/4/1997
--------------------------------------------------------------------------------
    Fund Net Assets as of 11/30/2000:  $40,324,352
--------------------------------------------------------------------------------
    Portfolio Net Assets as of 11/30/2000:
      $3,068,738,731
--------------------------------------------------------------------------------
    Dividend Payable Dates:  MONTHLY
--------------------------------------------------------------------------------
    Capital Gain Payable Dates
     (if applicable):  12/13/2000
--------------------------------------------------------------------------------

EXPENSE RATIOS

    The Fund's current annual expense ratio of 0.45% covers shareholders' expenses for custody, tax reporting, investment advisory, and shareholder services, after reimbursement. The Fund is no-load and does not charge any sales, redemption, or exchange fees. There are no additional charges for buying, selling or safekeeping fund shares, or for wiring redemption proceeds from the Fund.

FUND HIGHLIGHTS
--------------------------------------------------------------------------------

All data as of November 30, 2000

PORTFOLIO ALLOCATION
(As a percentage of total investment securities)

[data from pie chart]

Variable Rate Demand Notes                       64.9%
Revenue Bonds                                    17.6%
Commercial Paper                                11.12%
General Obligations                               5.3%
Tax Revenue Anticipation Notes                    1.0%

--------------------------------------------------------------------------------
    Average 7-Day Yield:  3.84%*
--------------------------------------------------------------------------------
    Average Maturity:  37 DAYS

* Yield reflects the reimbursement of certain fund expenses as described in the prospectus. Had these expenses not been subsidized, the average 7-day current yield would have been lower. Yields represent past performance and will fluctuate.

DISTRIBUTED BY FUNDS DISTRIBUTOR, INC. J.P. MORGAN MANAGEMENT, INC. SERVES AS INVESTMENT ADVISOR. SHARES OF THE FUND ARE NOT INSURED BY THE FDIC, ARE NOT BANK DEPOSITS OR OTHER OBLIGATIONS OF THE FINANCIAL INSTITUTION AND ARE NOT GUARANTEED BY THE FINANCIAL INSTITUTION. SHARES OF THE FUND ARE SUBJECT TO INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL INVESTED. WHILE THE FUND SEEKS TO MAINTAIN A STABLE ASSET VALUE OF $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THIS FUND.

References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell securities. Opinions expressed herein and other Fund data presented are based on current market conditions and are subject to change without notice. The Fund invests through a master portfolio (another Fund with the same objective). Income may be subject to some state and local taxes. Some income may be subject to the Federal alternative minimum tax for certain investors. Capital gains are not exempt from taxes.

CALL J.P. MORGAN FUNDS SERVICES AT (800) 766-7722 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING MANAGEMENT FEES AND OTHER EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

J.P. MORGAN INSTITUTIONAL SERVICE TAX EXEMPT MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

NOVEMBER 30, 2000

ASSETS
Investment in The Tax Exempt Money Market
   Portfolio ("Portfolio"), at value                               $40,493,427
Receivable for Expense Reimbursements                                    7,087
Deferred Organization Expenses                                           5,242
Prepaid Trustees' Fees and Expenses                                         88
Prepaid Expenses and Other Assets                                           18
                                                                   -------------
TOTAL ASSETS                                                        40,505,862
                                                                   -------------

LIABILITIES
Dividends Payable to Shareholders                                      127,159
Shareholder Servicing Fee Payable                                        1,629
Administrative Services Fee Payable                                        774
Fund Services Fee Payable                                                   24
Administration Fee Payable                                                   6
Accrued Expenses and Other Liabilities                                  51,918
                                                                   -------------
TOTAL LIABILITIES                                                      181,510
                                                                   -------------

NET ASSETS
Applicable to 40,325,780 Shares of Beneficial Interest Outstanding
      (par value $0.001, unlimited shares authorized)               $40,324,352
                                                                   =============
Net Asset Value, Offering and Redemption Price Per Share                  $1.00
                                                                   =============

ANALYSIS OF NET ASSETS
Paid-in Capital                                                     $40,325,780
Accumulated Net Realized Loss on Investment                            (1,428)
                                                                   -------------
NET ASSETS                                                          $40,324,352
                                                                   =============

    The Accompanying Notes are an Integral Part of the Financial Statements.
6

J.P. MORGAN INSTITUTIONAL SERVICE TAX EXEMPT MONEY MARKET FUND
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

FOR THE YEAR ENDED NOVEMBER 30, 2000

INVESTMENT INCOME ALLOCATED FROM PORTFOLIO
INCOME
Allocated Interest Income                                           $1,583,106
Allocated Portfolio Expenses                                          (68,494)
                                                                   -------------
   Net Investment Income Allocated from Portfolio                    1,514,612
                                                                   --------------
FUND EXPENSES
Service Organization Fee                                                95,641
Shareholder Servicing Fee                                               19,128
Transfer Agent Fees                                                     16,622
Professional Fees                                                       14,383
Financial and Fund Accounting Services Fee                              14,356
Administrative Services Fee                                              9,225
Printing Expenses                                                        5,249
Registration Fees                                                        3,721
Amortization of Organization Expenses                                    2,725
Fund Services Fee                                                          532
Administration Fee                                                         411
Trustees' Fees and Expenses                                                269
Miscellaneous                                                           16,994
                                                                   --------------
   Total Fund Expenses                                                 199,256
Less: Reimbursement of Expenses                                       (95,598)
                                                                   --------------
   Net Fund Expenses                                                   103,658
                                                                   --------------
NET INVESTMENT INCOME                                                1,410,954
                                                                   --------------
NET REALIZED LOSS ON INVESTMENT ALLOCATED FROM PORTFOLIO                 (381)
                                                                   --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $1,410,573
                                                                   ==============

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL SERVICE TAX EXEMPT MONEY MARKET FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)

INCREASE IN NET ASSETS                                                  2000             1999(a)         1999(b)
FROM OPERATIONS
Net Investment Income                                                $1,410,954          $60,387          $315,352
Net Realized Gain (Loss) on Investment Allocated from Portfolio            (381)          (1,148)              204
                                                                  ----------------  ---------------  ---------------
     Net Increase in Net Assets Resulting from Operations             1,410,573           59,239           315,556
                                                                  ----------------  ---------------  ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                                (1,410,954)         (60,387)        (315,352)
                                                                  ----------------  ---------------  ---------------

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   (AT A CONSTANT $1.00 PER SHARE)
Proceeds from Shares of Beneficial Interest Sold                    137,724,826       10,397,974        80,507,274
Reinvestment of Distributions                                             8,708                 -          161,987
Cost of Shares of Beneficial Interest Redeemed                     (102,833,871)     (13,290,296)     (80,588,137)
                                                                  ----------------  ---------------  ---------------
     Net Increase (Decrease) from Transactions in Shares
       of Beneficial Interest                                        34,899,663       (2,892,322)           81,124
                                                                  ----------------  ---------------  ---------------
     Total Increase (Decrease) in Net Assets                         34,899,282       (2,893,470)           81,328
                                                                  ----------------  ---------------  ---------------

NET ASSETS
Beginning of Period                                                   5,425,070        8,318,540         8,237,214
                                                                  ---------------  ----------------  ---------------
End of Period                                                       $40,324,352       $5,425,070        $8,318,542
                                                                  ===============  ================  ===============

(a) For the three months ended November 30, 1999.
(b) For the year ended August 31, 1999.


   The Accompanying Notes are an Integral Part of the Financial Statements.
8

J.P. MORGAN INSTITUTIONAL SERVICE TAX EXEMPT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT
EACH PERIOD IS AS FOLLOWS:

                                                                                                         FOR THE PERIOD
                                                                     FOR THE                            NOVEMBER 4, 1997
                                                    FOR THE        THREE MONTHS           FOR THE       (COMMENCEMENT OF
                                                   YEAR ENDED          ENDED            YEAR ENDED      OPERATIONS) THROUGH
                                                NOVEMBER 30, 2000  NOVEMBER 30, 1999  AUGUST 31, 1999     AUGUST 31, 1998
                                                -------------------------------------------------------------------------
NET ASSET VALUE PER SHARE, BEGINNING OF PERIOD      $1.00                $1.00             $1.00               $1.00
                                                -------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                0.04                0.01              0.03                 0.03
Net Realized Gain (Loss) on Investment            (0.00)(a)            (0.00)(a)           0.00(a)           (0.00)(a)
                                                -------------------------------------------------------------------------
Total From Investment Operations                     0.04                0.01              0.03                 0.03
                                                -------------------------------------------------------------------------
LESS DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                               (0.04)              (0.01)            (0.03)              (0.03)
                                                -------------------------------------------------------------------------
Net Asset Value Per Share, End of Period            $1.00                $1.00             $1.00               $1.00
                                                =========================================================================
RATIOS AND SUPPLEMENTAL DATA
Total Return                                         3.68%              0.76(b)            2.78%             2.80%(b)
Net Assets, End of Period (in thousands)            $40,324              $5,425            $8,319             $8,237
Ratios to Average Net Assets
    Net Expenses                                     0.45%              0.45%(c)            0.48%            0.60%(c)
    Net Investment Income                            3.69%              3.04%(c)            2.66%            2.95%(c)
    Expenses without Reimbursement                   0.70%              1.64%(c)            1.13%            5.83%(c)

(a) Less than $0.005
(b) Not annualized
(c) Annualized


The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL SERVICE TAX EXEMPT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOVEMBER 30, 2000
--------------------------------------------------------------------------------
1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    ORGANIZATION--J.P. Morgan Institutional Service Tax Exempt Money Market Fund (the "Fund") is a separate series of the J.P. Morgan Institutional Funds, a Massachusetts business trust (the "Trust") which was organized on November 4, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund commenced operations on November 4, 1997.

    The Fund invests all of its investable assets in The Tax Exempt Money Market Portfolio (the "Portfolio''), a diversified open-end management investment company having the same investment objective as the Fund. The value of such investment included in the Statement of Assets and Liabilities reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 1% at November 30, 2000). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

    The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Fund:

    SECURITY VALUATION--Valuation of securities by the Portfolio is discussed in
Note 1 of the Portfolio's Notes to Financial Statements that are included elsewhere in this report.

    INVESTMENT INCOME--The Fund earns income, net of expenses, daily on its investment in the Portfolio. All net investment income, realized and unrealized gains and losses of the Portfolio are allocated pro-rata among the Fund and other investors in the Portfolio at the time of such determination.

    EXPENSES--Expenses incurred by the Trust with respect to any two or more Funds in the Trust are allocated in proportion to the net assets of each Fund in the Trust, except where allocations of direct expenses to each Fund can otherwise be made fairly.

    INCOME TAX STATUS--It is the Fund's policy to distribute all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under the provisions of the Internal Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

    DISTRIBUTIONS TO SHAREHOLDERS--Distributions to a shareholder are recorded on the ex-dividend date. Distributions from net investment income are declared daily and paid monthly. Distributions from net short-term realized gains, if any, will be distributed in accordance with the requirements of the Internal Revenue Code of 1986 (the "Code"), as amended, and may be reflected in the Fund's daily dividends. Distributions from net realized gains, if any, will be distributed annually, except that an additional capital gains distribution may be made in a given year to the extent necessary to avoid the imposition of federal excise tax on the Fund.

--------------------------------------------------------------------------------
2. TRANSACTIONS WITH AFFILIATES

    ADMINISTRATIVE SERVICES--The Trust has an Administrative Services Agreement (the "Services Agreement") with Morgan Guaranty Trust Company of New York ("Morgan") under which Morgan is responsible for certain aspects of the administration and operation of the Fund. Under the Services Agreement, the Trust has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the Trust and certain other registered investment companies for which J.P. Morgan Investment Management, Inc. ("JPMIM") acts as investment advisor in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to Funds Distributor, Inc. The portion of this charge payable by the Fund is determined by the proportionate share that its net assets bear to the net assets of the Trust and certain other investment companies for which Morgan provides similar services.

J.P. MORGAN INSTITUTIONAL SERVICE TAX EXEMPT MONEY MARKET FUND NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                                                    (Continued)
NOVEMBER 30, 2000
--------------------------------------------------------------------------------
2. TRANSACTIONS WITH AFFILIATES (CONTINUED)

    Morgan has agreed to reimburse the Fund to the extent the total operating expenses (excluding interest, taxes and extraordinary expenses) of the Fund, including the expenses allocated to the Fund from the Portfolio, exceed 0.45% of the Fund's average daily net assets through February 28, 2001.

    ADMINISTRATION--The Trust has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and distributor for the Fund. Under a Co-Administration Agreement between FDI and the Trust, FDI provides administrative services necessary for the operations of the Trust, furnishes office space and facilities required for conducting the business of the Fund and pays the compensation of the Fund's officers affiliated with FDI. The Fund has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The portion of this charge payable by the Fund is determined by the proportionate share that its net assets bear to the net assets of the Trust and certain other investment companies for which FDI provides similar services.

    SHAREHOLDER SERVICING--The Trust has a Shareholder Servicing Agreement with Morgan under which Morgan provides account administration and personal account maintenance service to Fund shareholders. The agreement provides for the Fund to pay Morgan a fee for these services that is computed daily and paid monthly at an annual rate of 0.05% of the average daily net assets of the Fund.

    SERVICE PLAN--The Trust on behalf of the Fund has a Service Plan with respect to fund shares which authorizes it to compensate Service Organizations for providing account administration and other services to their customers who are beneficial owners of such shares. The Fund will enter into agreements with Service Organizations that purchase shares on behalf of their customers ("Service Agreements"). The Service Agreements provide that the Fund pay Service Organizations a fee which is computed daily and paid monthly at an annual rate of up to 0.25% of the average daily net assets of the Fund with respect to the shares of the Fund attributable to or held in the name of the Service Organization for its customers.

    FUND SERVICES--The Trust has a Fund Services Agreement with Pierpont Group, Inc. ("PGI") to assist the Trustees in exercising their overall supervisory responsibilities for the Trust's affairs. The Trustees of the Trust represent all the existing shareholders of PGI.

    TRUSTEES--Each Trustee receives an aggregate annual fee of $75,000 for serving on the boards of the Trust, the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, and other registered investment companies in which they invest. The trustees' fees and expenses shown in the financial statements represent the Fund's allocated portion of the total Trustees' fees and expenses. The Trust's Chairman and Chief Executive Officer also serves as Chairman of PGI and receives compensation and employee benefits from PGI. The allocated portion of such compensation and benefits included in the Fund Services Fee shown on the Statement of Operations was $100.

--------------------------------------------------------------------------------
3. FEDERAL INCOME TAXES

    For federal income tax purposes, the Fund had a capital loss carryforward as of November 30, 2000, of approximately $1,529 of which, $1,148 expires in 2007 and $381 expires in 2008. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of this amount.

--------------------------------------------------------------------------------
4. CONCENTRATIONS OF RISK

    From time to time, the Fund may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

--------------------------------------------------------------------------------
5. SUBSEQUENT EVENT

    The merger of J.P. Morgan & Co. Incorporated, the former parent company of the Fund's adviser, J.P. Morgan Investment Management, Inc. ("JPMIM"), with and into The Chase Manhattan Corporation was consummated on December 31, 2000. J.P. Morgan Chase & Co. will be the new parent company of JPMIM, which will continue to serve as the Fund's adviser.

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Trustees and Shareholders of
J.P. Morgan Institutional Service Tax Exempt Money Market Fund

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of J.P. Morgan Institutional Service Tax Exempt Money Market Fund (one of the series constituting part of J.P. Morgan Institutional Funds, hereafter referred to as the "Fund") at November 30, 2000, the results of its operations for the year then ended, the changes in its net assets for the year then ended, for the three months ended November 30, 1999 and for the year ended August 31, 1999 and the financial highlights for the year then ended, for the three months ended November 30, 1999, for the year ended August 31, 1999 and for the period November 4, 1997 (commencement of operations) through August 31, 1998, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
January 16, 2001


12


THE TAX EXEMPT MONEY MARKET PORTFOLIO
Annual Report November 30, 2000
(The following pages should be read in conjunction with J.P. Morgan Institutional Service Tax Exempt Money Market Fund Annual Financial Statements

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

NOVEMBER 30, 2000

PRINCIPAL AMOUNT                                                            VALUE
-------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 100.00%
ALABAMA - 3.3%
 $52,700,000  Alabama Special Care Facilities Financing
                 Auth. Mobile Rev., Series 1999 B,
                 (Ascension Health Credit), VRDN,
                 4.40%, 12/7/00                                        $ 52,700,000
  14,000,000  Birmingham-Carraway Special Care
                 Facilities Financing Auth. Rev.,
                  Series 1998 A, (Carraway
                 Methodist Health), VRDN, 4.15%,
                 12/6/00 (LOC: Amsouth Bank)                             14,000,000
  33,200,000  West Jefferson Industrial Development
                 Board Pollution Control Rev., (Alabama
                 Power Co.), VRDN, 4.20%, 12/1/00                        33,200,000
                                                              -------------------------------
                                                                         99,900,000
                                                              -------------------------------
ALASKA - 1.3%
  21,000,000  Anchorage, Tax Anticipation Notes,
                 4.75%, 2/2/01                                           21,022,921
  11,300,000  Valdez Marine Terminal Rev., Series 1993 A,
                 (Exxon Pipeline Co.), VRDN, 4.20%, 12/1/00              11,300,000
   7,000,000  Valdez Marine Terminal Revenue,
                 Series 1993 C, (Exxon Pipeline Co.),
                 VRDN, 4.20%, 12/1/00                                     7,000,000
                                                              -------------------------------
                                                                         39,322,921
                                                              -------------------------------
ARIZONA - 0.6%
   7,700,000  Apache County Industrial Development
                 Auth. Industrial Development Rev.,
                 (Tucson Electric Power), VRDN, 4.20%,
                 12/6/00 (LOC: Toronto Dominion Bank)                     7,700,000
  10,542,500  Salt River Project Agricultural Improvement
                 & Power District Elec, Series 2000-274,
                 VRDN, 4.22%, 12/7/00                                    10,542,500
   1,000,000  University of Arizona COP, Series 2000 A,
                 (Main Campus & Research), VRDN,
                 4.00%, 12/6/00 (AMBAC)                                   1,000,000
                                                              -------------------------------
                                                                         19,242,500
                                                              -------------------------------
CALIFORNIA - 3.8%
  11,300,000  California Pollution Control Financing
                 Auth. Pollution Control, Series 1986 D,
                 (Southern California Edison), VRDN,
                 4.60%, 12/1/00                                          11,300,000
  53,390,000  California Statewide Communities
                 Development Auth., Series
                 2000 N-6, Registered D, VRDN,
                 4.20%, 12/7/00                                          53,390,000
  16,800,000  Los Angeles, Series 2000 N8, Registered D,
                 VRDN, 4.20%, 12/6/00                                    16,800,000
  34,850,000  Los Angeles Regional Airports Improvement
                 Corp. Lease Rev., (Sublease-LA International
                 LAX), VRDN, 4.15%, 12/1/00
                 (LOC: Societe Generale)                                 34,850,000
                                                              -------------------------------
                                                                        116,340,000
                                                              -------------------------------

PRINCIPAL AMOUNT                                                            VALUE
-------------------------------------------------------------------------------------------

COLORADO - 1.9%
  $7,510,000  Colorado Springs Utilities Rev.,
                Series 1991 C, 6.75%, 11/15/01,
                Prerefunded at 102% of Par                              $  7,818,832
   4,925,000  Colorado Water Resources & Power
                Development Auth. Drinking Water,
                Series 2000 PA-695, VRDN, 4.22%, 12/7/00                   4,925,000
  11,965,000  Denver City & County Airport Rev.,
                Series 1999 A-16, Registered D, VRDN,
                4.35%, 12/6/00 (MBIA)                                     11,965,000
  14,315,000  Denver City & County COP, Series 2000
                PA-733, VRDN, 4.22%,12/7/00 (AMBAC)                       14,315,000
   8,370,000  Platte River Power Auth. Rev., Series 2000
                PA-729R, VRDN, 4.22%, 12/7/00                              8,370,000
  10,950,000  Smith Creek Metropolitan District,
                VRDN, 4.20%, 12/7/00 (LOC:
                Bank of America N.A.)                                     10,950,000
                                                              -------------------------------
                                                                          58,343,832
                                                              -------------------------------
CONNECTICUT - 0.2%
   4,715,000  Connecticut Health & Educational
                Facilities Auth. Rev., Series 1999 U,
               (Yale University), VRDN, 4.00%, 12/7/00                     4,715,000
                                                              -------------------------------
 DISTRICT OF COLUMBIA - 3.5%
   5,800,000  District of Columbia, Series 1991 B-1,
                (General Fund Recovery), VRDN, 4.60%,
                12/1/00 (LOC: Bank of America NT & S.A.)                   5,800,000
   6,000,000  District of Columbia, Series 1991 B-2,
                (General Fund Recovery), VRDN, 4.60%,
                12/1/00 (LOC: Bank of America NT & S.A.)                   6,000,000
  11,900,000  District of Columbia, Series 1991 B-3,
                (General Fund Recovery), VRDN, 4.60%,
                12/1/00 (LOC: Bank of America NT & S.A.)                  11,900,000
  28,900,000  District of Columbia Rev., (The American
                University Issue), VRDN, 4.20%, 12/6/00
                (AMBAC)                                                   28,900,000
   7,000,000  District of Columbia Rev., Series 1996 A,
                 (The American University Issue), VRDN,
                 4.20%, 12/6/00 (AMBAC)                                    7,000,000
   5,000,000  District of Columbia Rev., Series 2000 B,
                (Multimodal Smithsonian), VRDN, 4.05%,
                12/7/00                                                    5,000,000
  35,360,000  District of Columbia Rev., Series 2000 C,
                (George Washington University), VRDN,
                4.20%, 12/6/00 (MBIA)                                     35,360,000
   5,970,000  District of Columbia Water & Sewer Auth.
                 Public Utility Rev., Series 2000 PT-373,
                 VRDN, 4.22%, 12/7/00 (FSA)                                5,970,000
                                                              -------------------------------
                                                                         105,930,000
                                                              -------------------------------
FLORIDA - 5.8%
   4,000,000  Dade County Water & Sewer System Rev.,
                VRDN, 4.00%, 12/6/00 (FGIC)                                4,000,000
   7,000,000  Florida State Board of Education, Series 2000
                PT-1223, VRDN, 4.22%, 12/7/00                              7,000,000
  64,000,000  Miami-Dade County School District, Tax
                Anticipation Notes, 5.00%, 6/28/01                        64,258,661

   The Accompanying Notes are an Integral Part of the Financial Statements.
14

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                                   (Continued)

NOVEMBER 30, 2000

PRINCIPAL AMOUNT                                                            VALUE
-------------------------------------------------------------------------------------------
  $58,315,000  Sunshine State Governmental Financing
                 Commission, (Lehman Conversion),
                 VRDN, 4.20%, 12/6/00 (AMBAC)                             $ 58,315,000
   21,400,000  Sunshine State Finance Commission CP,
                 4.30%, 1/2/01                                              21,400,000
   10,775,000  Tampa Occupational License Tax, Series
                  1996 A, VRDN, 4.05%, 12/6/00 (FGIC)                       10,775,000
   12,500,000  University Athletic Association Inc.,
                  (University of Florida Stadium), VRDN,
                  4.60%, 12/1/00 (LOC: Suntrust Bank
                  Central Florida)                                          12,500,000
                                                              -------------------------------
                                                                           178,248,661
                                                              -------------------------------
GEORGIA - 7.7%
  10,550,000  Appling County Development Auth.,
                 (Georgia Power Co. Plant Hatch Project),
                 VRDN, 4.20%, 12/1/00                                       10,550,000
  23,445,000  Bartow County Development Auth.,
                 Series 1996, (Georgia Power Co. Bowen),
                 VRDN, 4.20%, 12/1/00                                       23,445,000
  43,300,000  Burke County Development Auth.,
                 (Georgia Power Co. Plant Vogtle-1st),
                 VRDN, 4.20%, 12/1/00                                       43,300,000
   9,100,000  Burke County Development Auth.,
                 (Georgia Power Co. Plant Vogtle-4th),
                 VRDN, 4.20%, 12/1/00                                        9,100,000
   5,200,000  Burke County Development Auth.,
                 (Georgia Power Co. Plant Vogtle-4th),
                 VRDN, 4.60%, 12/1/00                                        5,200,000
  28,770,000  Burke County Development Auth.,
                 (Georgia Power Co. Plant Vogtle-5th),
                 VRDN, 4.25%, 12/1/00                                       28,770,000
   8,015,000  Georgia, Series 2000-213, VRDN,
                 4.22%, 12/7/00                                              8,015,000
  67,787,446  Georgia Municipal Association Inc. Pool Bond
                 COP, VRDN, 4.20%, 12/7/00 (MBIA)                           67,787,446
   2,000,000  Heard County Development Auth.,
                 (Georgia Power Co. Plant Wansley),
                 VRDN, 4.20%, 12/1/00                                        2,000,000
  10,000,000  Metropolitan Atlanta Rapid Transportation
                 Auth., Series 2000 B, VRDN, 4.05%,
                 12/6/00 (LOC: Bayerische Landesbank)                       10,000,000
   4,200,000  Monroe County Development Auth., (Georgia
                 Power Co. Plant Scherer-2nd Series),
                 VRDN, 4.60%, 12/1/00                                        4,200,000
  18,157,000  Municipal Electric Auth. of Georgia, VRDN,
                 4.25%, 12/7/00 (LOC: ABN Amro Bank N.V.)                   18,157,000
   5,400,000  Putnam County Development Auth.,
                 (Georgia Power Co. Plant Branch), VRDN,
                 4.60%, 12/1/00                                              5,400,000
                                                              -------------------------------
                                                                           235,924,446
                                                              -------------------------------
ILLINOIS - 3.3%
  18,800,000  Chicago O'Hare International Airport, Series
                 1984 A, (General Airport 2nd Lien), VRDN,
                 4.15%, 12/6/00 (LOC: Societe Generale)                     18,800,000
   4,160,000  Chicago O'Hare International Airport, Series
                 1984 B, (General Airport 2nd Lien), VRDN,
                 4.15%, 12/6/00 (LOC: Societe Generale)                      4,160,000
   8,000,000  Chicago Park District, Tax Anticipation
                 Warrants, 5.13%, 9/21/01                                    8,051,019

PRINCIPAL AMOUNT                                                            VALUE
-------------------------------------------------------------------------------------------

  $17,900,000  Illinois Development Finance Auth.,
                 (Chicago Symphony Orchestra), VRDN,
                 4.05%, 12/6/00 (LOC: Northern Trust
                 Company)                                                  $ 17,900,000
   2,100,000  Illinois Development Finance Auth.,
                 Series 1993 A, (Olin Corp. Project), VRDN,
                 4.20%, 12/1/00 (LOC:  Wachovia Bank
                 of South Carolina)                                           2,100,000
   5,200,000  Illinois Development Finance Auth.
                 Pollution Control Rev., Series 1993 B,
                 (Illinois Power Co. Project), VRDN, 4.15%,
                 12/6/00 (LOC: ABN Amro Bank N.V.)                            5,200,000
   3,000,000  Illinois State, Series 2000-257, VRDN,
                  4.22%, 12/7/00                                              3,000,000
  16,600,000  Illinois State Toll Highway Auth., Series
                 1993 B, VRDN, 4.10%, 12/6/00 (MBIA)
                 (LOC: Societe Generale)                                     16,600,000
  10,200,000  Illinois State Toll Highway Auth., Series
                 1998 B, VRDN, 4.05%, 12/7/00 (FSA)                          10,200,000
   3,400,000  Illinois State Toll Highway Auth., Series
                 1998 B, VRDN, 4.05%, 12/7/00 (FSA)                           3,400,000
  10,000,000  Regional Transportation Auth. Illinois, Series
                  1996 SG-82, VRDN, 4.22%, 12/7/00                           10,000,000
                                                              -------------------------------
                                                                             99,411,019
                                                              -------------------------------
INDIANA - 3.4%
   11,500,000  Indiana Health Facility Financing Auth.,
                 Series 1999 B, (Ascension Health Credit),
                 VRDN, 4.40%, 12/6/00                                        11,500,000
   60,000,000  Indiana Office Building Commission CP,
                 4.30%, 2/7/01                                               60,000,000
    9,995,000  Indianapolis Local Public Improvement
                 Bond Bank, Series 2000 PT-382, VRDN,
                 4.22%, 12/7/00                                               9,995,000
   11,000,000  Princeton Pollution Control Rev.,
                 (PSI Energy Inc.), VRDN, 4.25%, 12/1/00
                 (LOC: Canadian Imperial Bank)                               11,000,000
    5,000,000  Purdue University Rev.,
                 Series 1991 B, (Purdue University
                 Dorm), VRDN, 6.75%, 7/1/11,
                 Prerefunded at 102% of Par (AMBAC)                          5,164,445
    6,200,000  South Bend Redevelopment Auth.,
                 (Rental College Football), VRDN, 4.15%,
                 12/6/00 (LOC: Landesbank Hessen-Thrgn)                       6,200,000
                                                              -------------------------------
                                                                            103,859,445
                                                              -------------------------------
KANSAS - 0.5%
   14,000,000  Burlington Pollution Control Rev.,
                 Series 2000 A-15, Registered D, VRDN,
                 4.30%, 12/6/00 (MBIA)                                      14,000,000
                                                              -------------------------------
KENTUCKY - 2.6%
   15,000,000  Kentucky Asset Liability Commission,
                 Series 2000 A, Tax and Revenue
                 Anticipation Notes, 5.25%, 6/27/01                         15,058,587
    9,500,000  Kentucky Asset Liability Commission,
                 Series 2000 B, Tax and Rev.
                 Anticipation Notes, 5.00%, 6/27/01                          9,535,333
   16,910,000  Kentucky Turnpike Auth., Series 1997-17,
                 VRDN, 4.30%, 12/6/00 (FSA)                                 16,910,000

The Accompanying Notes are an Integral Part of the Financial Statements.
15

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                                     (Continued)

NOVEMBER 30, 2000

PRINCIPAL AMOUNT                                                            VALUE
-------------------------------------------------------------------------------------------
  $37,500,000  Louisville & Jefferson County Metropolitan
                  Sewer District, Series 1999 TRS-A80,
                  Registered D, VRDN, 4.30%, 12/6/00 (FGIC)                 $ 37,500,000
                                                              -------------------------------
                                                                              79,003,920
                                                              -------------------------------
LOUISIANA - 0.9%
    1,400,000  Calcasieu Parish Industrial Development
                  Board Industrial Rev., Series 1993 B,
                  (Olin Corp. Project), VRDN, 4.20%,
                  12/1/00 (LOC: Wachovia Bank)                                 1,400,000
    6,200,000  Louisiana Offshore Terminal Auth.
                  Deepwater Port Rev., (1st Stage A-Loop
                  Inc.), VRDN, 4.25%, 12/1/00 (LOC: Suntrust
                  Bank of Nashville)                                           6,200,000
   20,000,000  Louisiana State University & Agricultural
                  & Mechanical College, (Auxiliary), VRDN,
                  4.15%, 12/6/00 (FGIC)                                       20,000,000
                                                              -------------------------------
                                                                              27,600,000
                                                              -------------------------------

MARYLAND - 3.6%
   10,000,000  Baltimore County CP, 4.25%, 12/5/00                            10,000,000
   32,000,000  Baltimore County CP, 4.20%, 12/7/00                            32,000,000
    7,900,000  Baltimore County CP, 4.35%, 4/10/01                             7,900,000
   11,000,000  Baltimore County CP, 4.45%, 4/10/01                            11,000,000
    8,700,000  Montgomery County CP, 4.40%, 2/5/01                             8,700,000
   15,000,000  Montgomery County CP, 4.40%, 2/5/01                            15,000,000
    6,500,000  Montgomery County, Series 2000 A,
                  (Consumer Public Improvement),
                  5.00%, 1/1/01                                                6,505,236
    3,495,000  Montgomery County, Series 2000 PA-713,
                  VRDN, 4.22%, 12/7/00                                         3,495,000
   15,000,000  Montgomery County Housing Opportunities
                  Commission Housing Rev., Series
                  1988 A, (Multifamily-Grosvenor), VRDN,
                  4.10%, 12/6/00 (FNMA)                                       15,000,000
                                                              -------------------------------
                                                                             109,600,236
                                                              -------------------------------
MASSACHUSETTS - 2.3%
    3,000,000  Lawrence, Anticipation Notes, 5.25%, 2/8/01                     3,004,825
   19,400,000  Massachusetts, Series 2000 PA-716, VRDN,
                  4.06%, 12/7/00                                              19,400,000
   37,000,000  Massachusetts Bay Transportation Auth. GO,
                  (General Transportation System), VRDN,
                  3.95%, 12/6/00                                              37,000,000
    3,750,000  Massachusetts Turnpike Auth., Series
                  2000 PA-672, VRDN, 4.06%, 12/7/00
                  (MBIA)                                                       3,750,000
    6,350,000  Massachusetts Water Resources Auth. GO,
                  Series 1991 A, 6.50%, 12/1/19, Prerefunded
                  at 102% of Par                                               6,604,967
                                                              -------------------------------
                                                                              69,759,792
                                                              -------------------------------
MICHIGAN - 3.9%
   28,600,000  Detroit Sewer Disposal System Rev.,
                  Series 1999 TRS-A75, Registered D,
                  VRDN, 4.30%, 12/6/00 (FGIC)                                 28,600,000
    6,205,000  Michigan Municipal Bond Auth., Series
                  2000 PT-397, VRDN, 4.22%, 12/7/00                            6,205,000

PRINCIPAL AMOUNT                                                            VALUE
-------------------------------------------------------------------------------------------

  $ 50,000,000  Michigan State Building Auth. CP, 4.35%,
                  1/15/01                                                 $  50,000,000
    22,500,000  Michigan State Building Auth. CP, 4.40%,
                  3/1/01                                                     22,500,000
     6,800,000  Michigan State Strategic Fund Limited
                  Obligation, (Lutheran Homes of Michigan
                  Project), VRDN, 4.20%, 12/6/00 (LOC:
                  Bank One Michigan)                                          6,800,000
     3,995,000  Rochester Community School District,
                  Series 2000 PA-707, VRDN, 4.22%,
                  12/7/00 (FGIC)                                              3,995,000
                                                              -------------------------------
                                                                            118,100,000
                                                              -------------------------------
MINNESOTA - 0.3%
     5,000,000  Minnesota, 4.63%, 8/1/01                                      5,010,472
     2,700,000  Minnesota Public Facilities Auth.
                  Water Pollution Control Rev., Series
                  1998 II-TR-1, VRDN, 4.22%, 12/7/00                           2,700,000
                                                              -------------------------------
                                                                               7,710,472
                                                              -------------------------------
MISSISSIPPI - 0.8%
    23,000,000  Perry County Pollution Control Rev.,
                  (Leaf River Forest Project), VRDN, 4.30%,
                  12/1/00 (LOC: Wachovia Bank)                                23,000,000
                                                              -------------------------------
MISSOURI - 0.1%
     2,200,000  Missouri Development Finance Board,
                   Series 1997 C, (Science City Union
                   Station), VRDN, 4.50%, 12/1/00
                   (LOC: Canadian Imperial Bank)                               2,200,000
     1,600,000  Missouri State Environmental
                  Improvement & Energy Resources
                   Auth., (Bayer Corp. Project), VRDN,
                   4.25%, 12/1/00                                              1,600,000
                                                              -------------------------------
                                                                               3,800,000
                                                              -------------------------------
NEVADA - 1.4%
    20,300,000  Clark County Airport Improvement Rev.,
                  Series 1993 A, 4.10%, 12/6/00 (MBIA)
                  (LOC: Bayerische Hypo-Und Verein)                           20,300,000
    12,100,000  Clark County Airport Rev., Series 1999 B-2,
                   (Sub Lien), VRDN, 4.15%, 12/7/00 (LOC:
                   Bayerische Landesbank)                                     12,100,000
     9,000,000  Nevada, Series 1996 SG-39, VRDN, 4.22%,
                   12/7/00                                                     9,000,000
                                                              -------------------------------
                                                                              41,400,000
                                                              -------------------------------
NEW HAMPSHIRE - 0.5%
     4,000,000  New Hampshire Housing Finance Auth.,
                  Series 1999 A70-TRS, Registered D, VRDN,
                  4.40%, 12/6/00                                               4,000,000
    10,000,000   State of New Hampshire CP, 4.25%, 12/6/00                    10,000,000
                                                              -------------------------------
                                                                              14,000,000
                                                              -------------------------------
NEW JERSEY - 0.6%
    11,725,000  New Jersey Economic Development Auth.,
                 Series 2000 N-3-TRS, Registered D, VRDN,
                 4.10%, 12/6/00                                               11,725,000

    The Accompanying Notes are an Integral Part of the Financial Statements.
16

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                                    (Continued)

NOVEMBER 30, 2000

PRINCIPAL AMOUNT                                                            VALUE
-------------------------------------------------------------------------------------------
  $ 3,400,000  New Jersey Turnpike Auth., Series
                   2000 PA-614, VRDN, 4.12%, 12/7/00
                   (AMBAC)                                                $ 3,400,000
     4,000,000  New Jersey Turnpike Auth., Series 2000
                  PA-681, VRDN, 4.05%, 12/7/00 (MBIA)                       4,000,000
                                                              -------------------------------
                                                                           19,125,000
                                                              -------------------------------
NEW MEXICO - 0.8%
  23,000,000  New Mexico, Tax & Revenue Anticipation
                Notes, 5.00%, 6/29/01                                      23,081,793
                                                              -------------------------------
NEW YORK - 11.1%
  15,000,000  Long Island Power Auth., Series 1998-2,
                 VRDN, 3.80%, 12/6/00 (LOC: Westdeutsche
                 Landesbank)                                               15,000,000
     300,000  Long Island Power Auth., Series 1998-7-A,
                 VRDN, 3.90%, 12/7/00 (MBIA)                                  300,000
  18,900,000  Long Island Power Auth., Series 1998-7-B,
                 VRDN, 3.80%, 12/6/00 (MBIA)                               18,900,000
   2,400,000  New York, Series 1992 B, VRDN, 4.50%,
                 12/1/00 (FGIC)                                             2,400,000
   4,300,000  New York, Series 1992 B, VRDN, 4.50%,
                 12/1/00 (FGIC)                                             4,300,000
   1,955,000  New York, Series 1992 B, VRDN, 4.50%,
                 12/1/00 (FGIC)                                             1,955,000
  24,085,000  New York, Series 1998 PT-1038, VRDN,
                 4.18%, 12/7/00 (MBIA-IBC)                                 24,085,000
   3,000,000  New York City Municipal Water Finance
                 Auth., Series 1994 G, VRDN, 4.25%,
                 12/1/00 (FGIC)                                             3,000,000
  10,000,000  New York City Municipal Water Finance
                 Auth., Series 1995 A, VRDN, 4.50%,
                 12/1/00 (FGIC)                                            10,000,000
   7,300,000  New York City Municipal Water Finance
                 Auth., Series 1997 SGB-27, VRDN,
                 4.14%, 12/7/00 (FSA)                                       7,300,000
  28,790,000  New York City Municipal Water Finance
                 Auth., Series 1997 TRS-FR-6, VRDN,
                 4.20%, 12/6/00 (MBIA)                                     28,790,000
   6,960,000  New York City Municipal Water Finance
                 Auth., Series 1998-11-TRS, VRDN,
                 4.20%, 12/6/00 (FSA)                                       6,960,000
  22,215,000  New York City Transitional Finance Auth.,
                 Series 1998 A-1, (Future Tax Secured),
                 VRDN, 4.05%, 12/7/00                                      22,215,000
   7,900,000  New York City Transitional Finance Auth.,
                 Series 1998 C, (Future Tax Secured), VRDN,
                 4.20%, 12/1/00                                             7,900,000
  10,000,000  New York Local Government Assistance
                 Corp., Series 1991 A, 7.00%, 4/1/16,
                 Prerefunded at 102% of Par                                10,289,695
  22,350,000  New York Local Government Assistance
                 Corp., Series 1995, VRDN, 3.85%,
                 12/6/00 (LOC: Landesbank Hessen-thrgn)                    22,350,000
  13,300,000  New York State Thruway Auth., (Local
                 Highway & Bridge), 7.25%, 1/1/01,
                 Prerefunded at 102% of Par                                13,597,301
  11,000,000  New York State Urban Development
                 Corp., Series 1991-2, (Correctional
                 Capital Facilities), 7.50%, 1/1/18,
                 Prerefunded at 102% of Par                                11,247,490

PRINCIPAL AMOUNT                                                            VALUE
-------------------------------------------------------------------------------------------

  $13,090,000  Port Authority of New York & New Jersey,
                 4.60%, 12/1/00                                           $ 13,090,000
   26,200,000  Triborough Bridge & Tunnel Auth.,
                 Series 1999 C, (General Purpose), VRDN,
                 3.80%, 12/7/00 (AMBAC)                                     26,200,000
   88,530,000  Tsasc Inc., Series 2000 PA-797, VRDN,
                 4.32%, 12/5/00                                             88,530,000
                                                              -------------------------------
                                                                           338,409,486
                                                              -------------------------------
NORTH CAROLINA - 2.4%
       100,000  Charlotte Airport Rev., Series 1993-A,
                  VRDN, 4.10%, 12/6/00 (MBIA)                                  100,000
     2,100,000  Durham Water & Sewer Utility System
                  Rev., VRDN, 4.20%, 12/6/00                                 2,100,000
     9,180,000  Mecklenburg County, Series 2000 PA-710,
                  4.22%, 12/7/00                                             9,180,000
     7,500,000  North Carolina State, Series 1997 A, 5.10%,
                  3/1/01                                                     7,519,279
    17,050,000  North Carolina State, Series 2000-14, VRDN,
                  4.30%, 12/7/00                                            17,050,000
     6,000,000  North Carolina Educational Facilities Finance
                  Agency, (Bowman Grey Medical Project
                  School), VRDN, 4.10%, 12/6/00
                 (LOC: Wachovia Bank)                                       6,000,000
     9,100,000  North Carolina Educational Facilities Finance
                  Agency, (Bowman Grey School Medical
                  Project), VRDN, 4.10%, 12/7/00 (LOC:
                  Wachovia B&T Co. N.A.)                                     9,100,000
    10,310,000  North Carolina Educational Facilities Finance
                   Agency, (Elon College), VRDN, 4.15%,
                   12/6/00 (LOC: Bank of America N.A.)                       10,310,000
    11,600,000  North Carolina Educational Facilities Finance
                   Agency, Series 1992 (Duke A, University
                   Project), VRDN, 4.30%, 12/1/00                            11,600,000
                                                              -------------------------------
                                                                             72,959,279
                                                              -------------------------------
OHIO - 0.9%
     4,800,000  Cleveland Income Tax Rev., VRDN, 4.10%,
                  12/6/00 (AMBAC)                                             4,800,000
    20,000,000  Ohio, Series 1998 C, (Highway Capital
                  Improvement), VRDN, 4.50%, 5/1/01                          20,021,023
     2,200,000  Ohio Air Quality Development Auth.,
                  Series 1995 A, (Cincinnati Gas & Electric),
                  VRDN, 4.25%, 12/1/00 (LOC: Barclays
                  Bank Plc)                                                   2,200,000
                                                              -------------------------------
                                                                             27,021,023
                                                              -------------------------------
OREGON - 0.3%
    10,000,000  Multnomah County, Series 2000 R-17,
                  VRDN, 4.22%, 12/7/00                                       10,000,000
                                                              -------------------------------
PENNSYLVANIA - 1.3%
    15,800,000  Delaware Valley Regional Financial Auth.,
                  Series 1985 C, VRDN, 4.15%, 12/6/00
                  (LOC: CS First Boston)                                     15,800,000
    12,000,000  Delaware Valley Regional Financial Auth.,
                  Series 1985 D, VRDN, 4.15%, 12/6/00
                  (LOC: CS First Boston)                                     12,000,000
     7,190,000  Pennsylvania Intergovernmental Cooperative
                  Auth., 144A, Series 1995 SG-16, VRDN,
                  4.15%, 12/7/00                                              7,190,000

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                                    (Continued)
NOVEMBER 30, 2000

PRINCIPAL AMOUNT                                                            VALUE
-------------------------------------------------------------------------------------------
                                                                 >
  $6,000,000  Pittsburgh, Series 1996 SG-71, VRDN,
                 4.15%, 12/7/00                                            $  6,000,000
                                                              -------------------------------
                                                                             40,990,000
                                                              -------------------------------
RHODE ISLAND - 0.8%
   5,400,000  Rhode Island, Series 1999 B, (Conservation
                 Capital Development Loan), VRDN, 4.00%,
                 12/7/00                                                      5,400,000
  20,365,000  Rhode Island State & Providence Plantations,
                 Series 2000 A, (Conservation Capital
                 Development Loan), VRDN, 4.00%, 12/7/00                     20,365,000
                                                              -------------------------------
                                                                             25,765,000
                                                              -------------------------------
SOUTH CAROLINA - 1.4%
  15,600,000  South Carolina State Public Service Auth. Rev.,
                 FLOATER, 4.30%, 12/6/00 (FGIC)                              15,600,000
   9,300,000  South Carolina, Series 2000-7, VRDN, 4.22%,
                 12/7/00 (State Aid Withholding)                              9,300,000
  17,900,000  South Carolina State Public Service Auth.
                 Rev., Series 1991 B, 7.10%, 7/1/01,
                 Prerefunded at 102% of Par                                  18,531,882
                                                              -------------------------------
                                                                             43,431,882
                                                              -------------------------------
TENNESSEE - 0.7%
   2,100,000  Bradley County Industrial Development
                 Board Industrial Rev., Series 1993 C
                 (Olin Corp. Project), VRDN, 4.20%,
                 12/1/00 (LOC: Wachovia Bank)                                 2,100,000
  10,000,000  State of Tennessee CP, 4.20%, 12/8/00                          10,000,000
   9,600,000  State of Tennessee CP, 4.30%, 12/12/00                          9,600,000
                                                              -------------------------------
                                                                             21,700,000
                                                              -------------------------------
TEXAS - 9.7%
  20,000,000  City of Houston CP, 4.40%, 5/10/01                             20,000,000
   6,355,000  Dallas Water Works & Sewers CP, 4.35%,
                 12/13/00                                                     6,355,000
  10,000,000  Dallas Water Works & Sewers CP, 4.45%,
                 12/13/00                                                    10,000,000
   3,000,000  Houston, Series 2000-728R, VRDN, 4.22%,
                 12/7/00                                                      3,000,000
  17,500,000  Houston Airport System Rev., Series
                 2000 SG-149, VRDN, 4.22%, 12/7/00 (FSA)                     17,500,000
  28,600,000  Houston Water & Sewer System Rev.,
                 Series 1997 SG-120, 4.22%, 12/7/00                          28,600,000
   7,700,000  Houston Water & Sewer System Rev.,
                 Series 1999 A-29, Registered D, VRDN,
                 4.30%, 12/6/00 (FGIC)                                        7,700,000
  17,050,000  New Caney Independent School District,
                 Series 2000 SG-142, VRDN, 4.22%,
                 12/7/00 (PSF)                                               17,050,000
   6,000,000  Spring Independent School District, Series
                 2000 PA-714, VRDN, 4.22%, 12/7/00 (PSF)                      6,000,000
  39,400,000  Texas, Series 2000 A-18-TRS, Registered D,
                 VRDN, 4.65%, 12/1/00                                        39,400,000
   4,200,000  Texas, Series 2000-290, VRDN, 4.22%,
                 12/7/00, Prerefunded at 100% of Par                          4,200,000
  99,375,000  Texas, Tax & Revenue Anticipation Notes,
                 5.25%, 8/31/01                                             100,074,979
     485,000  Texas, (Veterans Housing Assistance), VRDN,
                 4.10%, 12/6/00 (VA Guaranteed)                                 485,000

PRINCIPAL AMOUNT                                                            VALUE
-------------------------------------------------------------------------------------------

 $ 19,000,000  Texas Public Finance Auth. CP, 4.35%,
                 1/16/01                                                    $ 19,000,000
   17,575,000  Texas Turnpike Auth., Series 2000 N-2-TRS,
                  Registered D, VRDN, 4.30%, 12/6/00                          17,575,000
                                                              -------------------------------
                                                                             296,939,979
                                                              -------------------------------
UTAH - 0.7%
   11,800,000  Intermountain Power Agency CP, 4.35%,
                 2/13/01                                                      11,800,000
    6,550,000  Salt Lake City Airport Rev., Series
                 1999 A10, Registered D, VRDN,
                 4.30%, 12/6/00 (FGIC)                                         6,550,000
    4,025,000  Utah Housing Finance Agency, Series 2000-1,
                 (Single Family Mortgage), VRDN, 4.20%,
                 12/6/00                                                       4,025,000
                                                              -------------------------------
                                                                              22,375,000
                                                              -------------------------------
 VERMONT - 0.2%
    5,700,000  Vermont Student Assistance Corp.
                 Student Loan Rev., VRDN, 4.40%,
                  12/1/00 (LOC: State Street B&T Co.)                          5,700,000
                                                              -------------------------------
VIRGINIA - 1.2%
  23,590,000  Virginia Commonwealth Transportation
                Board Transportation Rev., Series 2000
                SG-137, VRDN, 4.22%, 12/7/00                                  23,590,000
  11,385,000  Virginia Public School Auth., Series
                2000 PT-431, VRDN, 4.15%, 12/7/00                             11,385,000
   2,500,000  York County Industrial Development Auth.
                 Pollution Control Rev., (Virginia Electric &
                 Power Co.), VRDN, 4.50%, 12/1/00                              2,500,000
                                                              -------------------------------
                                                                              37,475,000
                                                              -------------------------------
WASHINGTON - 5.2%
   1,500,000  Lewis County Public Utility District No. 1,
                (Cowlitz Falls Hydro Project), 7.00%,
                10/1/01, VRDN, Prerefunded at 102% of Par                      1,560,847
  36,140,000  Port of Seattle Rev., Series 1999 A
                (Sub Lien), VRDN, 4.25%, 12/7/00
                (LOC: Commerzbank A.G.)                                       36,140,000
  19,885,000  Seattle Drain & Wastewater Utility Rev.,
                Series 2000 SG-135, VRDN, 4.22%,
                12/7/00 (MBIA)                                                19,885,000
   7,495,000  Seattle Municipal Light & Power Rev.,
                Series 2000 PT-422, VRDN, 4.22%, 12/7/00                       7,495,000
   6,915,000  Seattle Municipality of Metropolitan Seattle,
                Series 2000 PA-731R, VRDN, 4.22%,
                12/7/00 (AMBAC)                                                6,915,000
   9,900,000  Seattle Water System Rev., VRDN, 4.15%,
                12/6/00 (LOC: Bayerische Landesbank)                           9,900,000
   8,000,000  Tacoma Electric System Rev., (Linked
                Savers & Ribs), 6.51%, 12/5/00,
                Prerefunded at 102% of Par (AMBAC)                             8,173,655
   7,000,000  Washington, Series 1995 SG-37, VRDN,
               4.22%, 12/7/00                                                  7,000,000
  32,400,000  Washington, Series 1996 A-VR, VRDN,
                4.00%, 12/6/00                                                32,400,000
   5,000,000  Washington Public Power Supply System,
                Series 1990 C, 7.38%, 7/1/01, Prerefunded
                at 102% of Par (FGIC)                                          5,112,131

    The Accompanying Notes are an Integral Part of the Financial Statements.
18

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                                    (Continued)

NOVEMBER 30, 2000

PRINCIPAL AMOUNT                                                            VALUE
-------------------------------------------------------------------------------------------
 $ 5,000,000  Washington Public Power Supply System,
                 Series 1991 A, 6.88%, 7/1/01, Prerefunded
                 at 102% of Par                                          $ 5,170,032
  17,235,000  Washington Public Power Supply
                 System Project No. 2 Electric Rev., Series
                 1998 2A-1, VRDN, 4.10%, 12/6/00 (MBIA)                   17,235,000
                                                              -------------------------------
                                                                         156,986,665
                                                              -------------------------------
WEST VIRGINIA - 0.0%(z)
   1,400,000  Marshall County Rev., (Bayer Corp.
                 Project), VRDN, 4.25%, 12/1/00                           1,400,000
                                                              -------------------------------
WISCONSIN - 0.7%
   7,020,000  State of Wisconsin CP, 4.35%, 3/6/01                         7,020,000
   5,830,000  Wisconsin Clean Water Rev., Series
                 2000 PA-718, VRDN, 4.22%, 12/7/00,
                 Prerefunded at 100% of Par                                5,830,000
   8,630,000  Wisconsin Health & Education Facilities
                 Auth., (St. Lukes Medical Center),
                 VRDN, 4.20%, 12/6/00 (LOC: Bank One
                 Chicago N.A.)                                             8,630,000
                                                              -------------------------------
                                                                          21,480,000
                                                              -------------------------------
WYOMING - 1.3%
   7,510,000  Gillette Pollution Control Rev., VRDN,
                 4.25%,12/6/00 (LOC: Commerzbank A.G.)                     7,510,000
  32,000,000  Sweetwater County Pollution Control
                 Rev., Series 1990 A, (Pacificorp),
                 VRDN, 4.10%, 12/6/00 (LOC:
                 Commerzbank A.G.)                                        32,000,000
                                                              -------------------------------
                                                                          39,510,000
                                                              -------------------------------
OTHER - 9.0%
  31,495,000  ABN Amro Munitops Certificate Trust, Series
                 1999-6, VRDN, 4.23%, 12/6/00 (PSF)                       31,495,000
  10,000,000  ABN Amro Munitops Certificate Trust,
                 144A, Series 1999-9, VRDN, 4.23%,
                 12/6/00 (PSF)                                            10,000,000
  16,610,000  ABN Amro Munitops Certificate Trust,
                 144A, Series-4, VRDN, 4.23%, 12/6/00
                 (FGIC)                                                   16,610,000
   6,650,000  ABN Amro Munitops Certificate Trust,
                 144A, Series 2000-10, VRDN, 4.23%,
                 12/7/00 (MBIA)                                            6,650,000
  14,990,000  ABN Amro Munitops Certificate Trust, Series
                 2000-11, VRDN, 4.30%, 12/6/00 (PSF)                      14,990,000
  14,185,000  ABN Amro Munitops Certificate Trust, Series
                 2000-13, VRDN, 4.35%, 2/1/01 (PSF)                       14,185,000
  30,795,000  ABN Amro Munitops Certificate Trust, Series
                 2000-16, VRDN, 4.45%, 12/1/00 (FGIC)                     30,795,000
  12,140,000  IBM Tax Exempt Grantor, 4.37%, 12/7/00                      12,140,000
 137,960,000  Puttable Floating Tax Exempt Receipts, 4.65%,
                 1/31/01                                                 137,960,000
                                                              -------------------------------
                                                                         274,825,000
                                                              -------------------------------
TOTAL INVESTMENTS AT AMORTIZED COST
AND VALUE - 100.0%                                                    $3,048,387,351
                                                              ===============================

AMBAC - AMBAC Assurance Corporation
COP - Certificates of Participation
CP - Commercial Paper
FGIC - Financial Guaranty Insurance Co.
FHA - Federal Housing Authority
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance Inc.
GO - General Obligation
LOC - Letter of Credit
MBIA - MBIA Insurance Corp.
PSF - Permanent School Fund
VRDN - Variable Rate Demand Note.  Interest reset date is indicated and used in
(s) calculating the weighted average portfolio maturity. Rate shown is effective November 30, 2000.
144A - Securities restricted for resale to Qualified Institutional Buyers.
(z) Category is less than 0.05% of total investment securities.


The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

NOVEMBER 30, 2000

ASSETS
Investments at Amortized Cost and Value
                                                                $3,048,387,351
Cash                                                                   463,501
Receivable for Investment Sold                                      25,286,196
Interest Receivable                                                 25,845,117
Prepaid Trustees' Fees and Expenses                                      3,422
Prepaid Expenses and Other Assets                                        4,234
                                                              ------------------
TOTAL ASSETS                                                     3,099,989,821
                                                              ------------------

LIABILITIES
Payable for Investments Purchased                                   30,795,000
Advisory Fee Payable                                                   332,434
Administrative Service Fee Payable                                      58,386
Fund Services Fee Payable                                                1,884
Administration Fee Payable                                                 520
Accrued Expenses and Other Liabilities                                  62,866
                                                              -----------------
TOTAL LIABILITIES                                                   31,251,090
                                                              -----------------

NET ASSETS
Applicable to Investors' Beneficial Interests                   $3,068,738,731
                                                              =================

    The Accompanying Notes are an Integral Part of the Financial Statements.
20

THE TAX EXEMPT MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

FOR THE YEAR ENDED NOVEMBER 30, 2000

INVESTMENT INCOME
INCOME
Interest Income                                                    $103,685,089
                                                                   -------------
EXPENSES
Advisory Fee                                                         3,549,154
Administrative Services Fee                                            609,231
Custodian Fees and Expenses                                            276,937
Professional Fees                                                       51,912
Fund Services Fee                                                       38,016
Administration Fee                                                      16,111
Trustees' Fees and Expenses                                             27,619
Printing Expenses                                                       11,251
Insurance Expenses                                                       5,021
Miscellaneous                                                              494
                                                                   -------------
   Total Expenses                                                     4,585,746
                                                                   -------------
NET INVESTMENT INCOME                                                99,099,343
                                                                   -------------
NET REALIZED LOSS ON INVESTMENT TRANSACTIONS                           (30,651)
                                                                   -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $99,068,692
                                                                   =============

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
FOR THE YEARS ENDED NOVEMBER 30 AND AUGUST 31 (EXCEPT AS NOTED)

INCREASE IN NET ASSETS                                             2000               1999(a)          1999(b)
FROM OPERATIONS
Net Investment Income                                          $ 99,099,343       $ 16,790,180      $ 61,617,426
Net Realized Loss on Investments                                   (30,651)          (242,070)           (34,717)
                                                            ----------------  -----------------  -----------------
    Net Increase in Net Assets Resulting from Operations         99,068,692        16,548,110         61,582,709
                                                            ----------------  -----------------  -----------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                                 12,072,050,659     2,001,929,620      9,900,983,737
Withdrawals                                                  (11,168,958,728)   (2,016,389,311)   (9,742,212,684)
                                                            -----------------  ----------------  -----------------
   Net Increase (Decrease) from Investors' Transactions         903,091,931       (14,459,691)       158,771,053
                                                            -----------------  ----------------  -----------------
   Total Increase in Net Assets                               1,002,160,623         2,088,419        220,353,762
                                                            -----------------  ----------------  ------------------

NET ASSETS
Beginning of Period                                           2,066,578,108     2,064,489,689       1,844,135,927
                                                             ----------------  ----------------  ------------------
End of Period                                                $ 3,068,738,731   $ 2,066,578,108    $ 2,064,489,689
                                                             ================  ================  ==================

SUPPLEMENTARY DATA

                                 FOR THE YEARS ENDED NOVEMBER 30           FOR THE YEARS ENDED AUGUST 31
                               -----------------------------------   ----------------------------------------
                                       2000        1999(A)               1999       1998     1997      1996
                               -----------------------------------   -----------------------------------------
RATIOS TO AVERAGE NET ASSETS
     Expenses                          0.18%       0.20%(c)              0.20%     0.22%      0.24%      0.25%
     Net Investment Income             3.89%       3.29%(c)              3.00%     3.38%      3.34%      3.40%

(a) For the three months ended November 30, 1999
(b) For the year ended August 31, 1999
(c) Annualized


  The Accompanying Notes are an Integral Part of the Financial Statements.
22

THE TAX EXEMPT MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOVEMBER 30, 2000
--------------------------------------------------------------------------------
1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    ORGANIZATION--The Tax Exempt Money Market Portfolio (the "Portfolio) is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on January 29, 1993. The Portfolio commenced operations on July 12, 1993. The Portfolio's investment objective is to provide a high level of current income exempt from federal income tax and maintain a high level of liquidity. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio

    The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Portfolio:

    SECURITY VALUATIONS--Investments are valued at amortized cost which approximates market value. The amortized cost method of valuation values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instruments.

    SECURITY TRANSACTIONS--Security transactions are accounted for as of the trade date. Realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

    INVESTMENT INCOME--Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

    INCOME TAX STATUS--The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code.

--------------------------------------------------------------------------------
2. TRANSACTIONS WITH AFFILIATES

    ADVISORY--The Portfolio has an Investment Advisory Agreement with J.P. Morgan Investment Management, Inc. ("JPMIM"), an affiliate of Morgan Guaranty Trust Company of New York ("Morgan") and a wholly owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"). Under the terms of the agreement, the Portfolio pays JPMIM at an annual rate of 0.20% of the Portfolio's average daily net assets up to $1 billion and 0.10% on any excess over $1 billion.

    ADMINISTRATIVE SERVICES--The Portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the Portfolio. Under the Services Agreement, the Portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the Portfolio and certain other registered investment companies for which JPMIM acts as investment advisor in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to Funds Distributor, Inc. The portion of this charge payable by the Portfolio is determined by the proportionate share that its net assets bear to the net assets of the Trust and certain other investment companies for which Morgan provides similar services.

    ADMINISTRATION--The Portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and distributor for the Fund. Under a Co-Administration Agreement between FDI and the Portfolio, FDI provides administrative services necessary for the operations of the Portfolio, furnishes office space and facilities required for conducting the business of the Portfolio and pays the compensation of the Portfolio's officers affiliated with FDI. The Portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The portion of this charge payable by the Portfolio is determined by the proportionate share that its net assets bear to the net assets of the Trust and certain other investment companies for which FDI provides similar services.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                                                    (Continued)
NOVEMBER 30, 2000
--------------------------------------------------------------------------------
2. TRANSACTIONS WITH AFFILIATES (CONTINUED)

    FUND SERVICES--The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("PGI") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent all the existing shareholders of PGI.

    TRUSTEES--Each Trustee receives an aggregate annual fee of $75,000 for serving on the boards of the Trust, the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, and other registered investment companies in which they invest. The Trustees' Fees and Expenses shown in the financial statements represent the Fund's allocated portion of the total Trustees' fees and expenses. The Trust's Chairman and Chief Executive Officer also serves as Chairman of PGI and receives compensation and employee benefits from PGI. The allocated portion of such compensation and benefits included in the Fund Services Fee shown on the Statement of Operations was $7,220.

--------------------------------------------------------------------------------
3. SUBSEQUENT EVENT

    The merger of J.P. Morgan & Co. Incorporated, the former parent company of the Portfolio's adviser, J.P. Morgan Investment Management, Inc. ("JPMIM"), with and into The Chase Manhattan Corporation was consummated on December 31, 2000. J.P. Morgan Chase & Co. will be the new parent company of JPMIM, which will continue to serve as the Portfolio's adviser.

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Trustees and Investors of
The Tax Exempt Money Market Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of The Tax Exempt Money Market Portfolio (the "Portfolio") at November 30, 2000, the results of its operations for the year then ended, the changes in its net assets for the year then ended, for the three months ended November 30, 1999 and for the year ended August 31, 1999 and the supplementary data for the year then ended, for the three months ended November 30, 1999 and for each of the four years in the period ended August 31, 1999, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
January 16, 2001

NOTES
--------------------------------------------------------------------------------

NOTES
--------------------------------------------------------------------------------

NOTES
--------------------------------------------------------------------------------

[back cover]

J.P. MORGAN INSTITUTIONAL SERVICE FUNDS
       Prime Money Market Fund
           ---------------------------------------------------------------------
       Treasury Money Market Fund
           ---------------------------------------------------------------------
       Federal Money Market Fund
           ---------------------------------------------------------------------
       Tax Exempt Money Market Fund
           ---------------------------------------------------------------------
       For more information on the J.P. Morgan
           Institutional Funds, call J.P.
           Morgan  Funds Services at (800) 766-7722.
           ---------------------------------------------------------------------

Morgan Guaranty Trust Company                                    MAILING
500 Stanton Christiana Road                                     INFORMATION
Newark, Delaware 19713-2107

IN-ANN-24242   0101